Acquisition of a Subsidiary (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 25, 2021	Jun. 30, 2022
Acquisition of a Subsidiary (Details) [Line Items]
Voting Percentage		100.00%
R&Q Epsilon Insurance Company SE [Member]
Acquisition of a Subsidiary (Details) [Line Items]
Purchase consideration	$ 6,200